JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
JOINT ARRANGEMENTS [Abstract]
Joint Arrangements
The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results is the following:

	2019	2018
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	232,849	300,649
Total	232,849	300,649
Non Current Liabilities	-	-
Current Liabilities	414,323	261,274
Total	414,323	261,274

	2019	2018	2017
Consolidated Statements of comprehensive income
Gross (loss) / profit	(154,303)	52,112	1,226
Operating (loss) / profit	(172,298)	37,517	(38)
Net Financial results	(21,069)	1,611	348
Comprehensive (loss) / income	(193,367)	39,128	310